TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ 139	$ 135
Cumulative translation adjustments and other	9	4
Balance at the end of the year	$ 148	$ 139